Cambria Micro and SmallCap Shareholder Yield ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Communication Services - 5.7%
Cars.com, Inc. (a)	19,469	$221,168
Gray Media, Inc.	50,049	225,721
Nexstar Media Group, Inc.	1,262	268,024
Scholastic Corp.	8,785	307,211
Spok Holdings, Inc.	19,238	264,907
Ziff Davis, Inc. (a)	7,237	276,598
		1,563,629

Consumer Discretionary - 17.2%
Academy Sports & Outdoors, Inc.	4,796	263,828
American Eagle Outfitters, Inc.	9,587	223,473
Columbia Sportswear Co.	4,583	253,348
Ethan Allen Interiors, Inc.	10,618	243,471
Gentex Corp.	10,776	247,956
Golden Entertainment, Inc.	9,054	243,734
Haverty Furniture Cos., Inc.	10,385	262,948
KB Home	4,013	230,908
LCI Industries	2,110	309,516
Lear Corp.	2,226	260,642
Macy's, Inc.	11,180	223,824
Movado Group, Inc.	11,828	269,678
Phinia, Inc.	4,425	314,927
Signet Jewelers Ltd.	3,083	284,468
Strategic Education, Inc.	3,163	268,918
Sturm Ruger & Co., Inc.	7,983	292,896
Travel + Leisure Co.	3,650	253,821
Tri Pointe Homes, Inc. (a)	7,756	258,663
		4,707,019

Consumer Staples - 5.9%
Boston Beer Co., Inc. - Class A (a)	1,263	269,802
Central Garden & Pet Co. (a)	7,608	257,379
Central Garden & Pet Co. - Class A (a)	8,405	257,781
Edgewell Personal Care Co.	14,532	282,793
Nu Skin Enterprises, Inc. - Class A	24,548	260,454
Spectrum Brands Holdings, Inc.	4,266	271,787
		1,599,996

Energy - 13.1%
CNX Resources Corp. (a)	6,895	267,526
Dorian LPG Ltd.	10,388	306,757
FutureFuel Corp.	77,444	254,791
Helmerich & Payne, Inc.	9,466	320,708
International Seaways, Inc.	5,363	319,903
Murphy Oil Corp.	8,285	249,296
Navigator Holdings Ltd.	14,900	276,097
Patterson-UTI Energy, Inc.	44,392	334,272
SM Energy Co.	13,940	271,418
Tidewater, Inc. (a)	4,878	304,826
VAALCO Energy, Inc.	76,202	391,678
World Kinect Corp.	10,800	290,628
		3,587,900

Financials - 24.8%
Banc of California, Inc.	13,130	262,337
Bancorp, Inc. (a)	3,810	226,466
Bread Financial Holdings, Inc.	3,388	245,766
Capitol Federal Financial, Inc.	36,110	262,881
Cathay General Bancorp	5,107	261,376
CNO Financial Group, Inc.	5,970	251,039
Employers Holdings, Inc.	6,099	266,038
Enact Holdings, Inc.	6,461	256,954
First Hawaiian, Inc.	9,891	262,606
First Interstate BancSystem, Inc. - Class A	7,228	256,377
Genworth Financial, Inc. - Class A (a)	28,691	239,283
Hanmi Financial Corp.	8,971	238,360
Heritage Financial Corp.	10,146	261,868
Hilltop Holdings, Inc.	7,417	277,767
Jackson Financial, Inc. - Class A	2,432	289,213
Kearny Financial Corp.	33,071	257,623
Metropolitan Bank Holding Corp.	3,209	297,153
MGIC Investment Corp.	8,869	238,754
Navient Corp.	19,995	196,151
Pathward Financial, Inc.	3,476	313,848
PROG Holdings, Inc.	8,450	274,118
Radian Group, Inc.	7,124	234,380
SLM Corp.	9,656	262,160
Stellar Bancorp, Inc.	7,983	296,489
Western Union Co.	26,802	251,135
WSFS Financial Corp.	4,458	288,566
		6,768,708

Health Care - 2.9%
Definitive Healthcare Corp. (a)	114,191	264,923
SIGA Technologies, Inc.	41,004	274,727
Tactile Systems Technology, Inc. (a)	8,871	256,017
		795,667

Industrials - 22.7%
ACCO Brands Corp.	68,114	266,326
Alight, Inc. - Class A	126,847	194,076
ArcBest Corp.	3,287	296,553
Atkore, Inc.	4,013	278,703
Boise Cascade Co.	3,367	272,087
Civeo Corp.	11,494	291,028
Concentrix Corp.	6,548	244,568
Covenant Logistics Group, Inc.	11,213	275,840
Deluxe Corp.	11,301	298,346
Ennis, Inc.	14,148	275,744
HNI Corp.	6,215	297,015
IBEX Holdings Ltd. (a)	6,768	251,770
Kennametal, Inc.	8,953	307,894
Luxfer Holdings PLC	18,944	286,812
ManpowerGroup, Inc.	8,796	319,559
Matson, Inc.	2,071	331,981
MillerKnoll, Inc.	15,483	310,899
REV Group, Inc.	4,299	274,706
Robert Half, Inc.	9,252	320,212
Rush Enterprises, Inc. - Class A	4,496	288,598
Sensata Technologies Holding PLC	7,602	262,953
Wabash National Corp.	26,158	264,980
		6,210,650

Information Technology - 4.0%
Avnet, Inc.	5,286	329,794
DXC Technology Co. (a)	17,081	246,479
Photronics, Inc. (a)	7,448	257,477
ScanSource, Inc. (a)	6,212	267,054
		1,100,804

Materials - 3.0%
Cabot Corp.	3,777	272,662
SunCoke Energy, Inc.	36,958	290,490
Sylvamo Corp.	5,028	246,070
		809,222
TOTAL COMMON STOCKS (Cost $25,817,489)		27,143,595

SHORT-TERM INVESTMENTS - 0.6%	Shares	Value
Money Market Funds – 0.6%
First American Treasury Obligations Fund - Class X, 3.60% (b)	154,627	154,627
TOTAL SHORT-TERM INVESTMENTS (Cost $154,627)		154,627

TOTAL INVESTMENTS - 99.9% (Cost $25,972,116)		27,298,222
Other Assets in Excess of Liabilities - 0.1%		14,589
TOTAL NET ASSETS - 100.0%		$27,312,811

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Cambria Micro and SmallCap Shareholder Yield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$27,143,595	$–	$–	$27,143,595
Money Market Funds	154,627	–	–	154,627
Total Investments	$27,298,222	$–	$–	$27,298,222

Refer to the Schedule of Investments for further disaggregation of investment categories.